Gabriella R. Saenz
Counsel 720 East Wisconsin Avenue
Milwaukee, WI 53202-4797 414 665 8704 office 414 625 8704 fax gabriellasaenz@northwesternmutual.com

VIA EDGAR

October 28, 2020

Securities and Exchange Commission

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-8629

  Re:     NML Variable Annuity Account B

  Flexible Payment Variable Annuity File Nos. 002-29240; 811-01668

  EDGAR CIK 0000072176

           Post-Effective Amendments to Registration Statements on Form N-4

Ladies and Gentlemen:

We are submitting herewith the following Securities Act of 1933 Post-Effective Amendment (“PEA”), and the following Amendment under the Investment Company Act of 1940, to the Registration Statement on Form N-4 identified above:

	Post-Effective Amendment No.	Amendment No.
NML Variable Annuity Account B
Flexible Payment Variable Annuity	81	91

Our intention is that PEA identified above becomes effective within 60 days of filing, in accordance with paragraph (a) of Rule 485 under the 1933 Act. The PEA is being filed under Rule 485(a) primarily to make certain changes to the registration statement in accordance with recently adopted rule and form changes (i.e., new Rule 498A and Form N-4 amendments), which would permit the use of a summary prospectus to satisfy statutory prospectus delivery obligations. A form of “initial summary prospectus” has been filed as an exhibit to this registration statement. The statutory prospectus being filed as part of the PEA referenced above

Securities and Exchange Commission

October 28, 2020

also contains revisions to update, clarify and/or rearrange certain disclosures therein that might otherwise be filed pursuant to Rule 485(b) under the 1933 Act.

Should you have any questions regarding this filing, please do not hesitate to contact me at (414) 665-8704.

Very truly yours, /s/ Gabriella R. Saenz Gabriella R. Saenz Counsel

Enclosures